Offerings - Offering: 1	Sep. 25, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	34,500,000
Proposed Maximum Offering Price per Unit	11.43
Maximum Aggregate Offering Price	$ 394,335,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 58,203.85
Offering Note	(1) Publicly communicated offering price. (2) This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Filing Fee" table in the registrant's Registration Statement on Form S-3, filed with the U.S. Securities and Exchange Commission on August 5, 2022, in accordance with Rules 456(b) and Rule 457(r) under the Securities Act of 1933. (3) Represents shares of Common Stock that may be offered and sold by the registrant and includes 4,500,000 shares of Common Stock that may be purchased by the underwriters upon the exercise of their option to purchase additional shares from the registrant.